Investments in associates and joint ventures - Summarised financial information, equity accounted associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total for all joint ventures
Disclosure of associates [line items]
Profit/(loss) from continuing operations	£ 6	£ 8	£ 1
Other comprehensive income/(loss)	(4)	(1)	(3)
Total comprehensive income/(loss) from continuing operations	2	7	(2)
Associates
Disclosure of associates [line items]
Profit/(loss) from continuing operations	64	30	(10)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss) from continuing operations	£ 64	£ 30	£ (10)